Oct. 01, 2015
CENTURY SHARES TRUST

CENTURY CAPITAL MANAGEMENT TRUST

 Century Shares Trust

Century Small Cap Select Fund

Century Growth Opportunities Fund

Supplement Dated October 1, 2015 to the

 Currently Effective Prospectus dated February 27, 2015

The following supplements the prospectus of Century Shares Trust, and supersedes any contrary information within the prospectus.

Investment Objective

Century Shares Trust (CST) seeks long-term capital growth.

On October 1, 2015, during a Special Meeting of Shareholders, the shareholders of Century Shares Trust approved the proposal to replace Century Shares Trust’s fundamental investment objective with the new non-fundamental investment objective shown above.  As a non-fundamental policy, the Fund’s investment objective may be changed by the Board of Trustees of the Fund without shareholder approval and without notice.

The following supplements the prospectus of Century Shares Trust, Century Small Cap Select Fund and Century Growth Opportunities Fund.

On October 1, 2015, during a Special Meeting of Shareholders, the shareholders of Century Shares Trust, Century Small Cap Select Fund and Century Growth Opportunities Fund, each a series of the Century Capital Management Trust, approved a new investment advisory agreement with Century Capital Management, LLC.  The new agreements are identical to the existing agreements except for their effective dates and the new agreements will continue until June 29, 2017.  Century has entered into an agreement to restructure its ownership as described in the prospectus supplement dated March 31, 2015.  The new investment advisory agreements will become effective upon consummation of the restructuring, which is currently anticipated to occur on or about December 31, 2015.